Unaudited Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 6,507,161	$ 8,185,502
Security deposits - Current	4,002	8,089
Prepaid expenses and other current assets	242,855	169,716
Total current assets	6,754,018	8,363,307
NON-CURRENT ASSETS:
Security deposits - Non-current	109,573	135,781
Property and equipment, net	6,452	2,506
Notes receivable	9,409,560	9,409,560
Operating lease Right-of-use assets	367,572	507,251
Total non-current assets	9,893,157	10,055,098
Total assets	16,647,175	18,418,405
CURRENT LIABILITIES:
Salary payable	118,098	194,100
Advance from customer	100,000	100,000
Accrued liabilities and other payables	96,954	84,399
Operating lease liabilities - Current	284,051	290,703
Total current liabilities	599,103	669,202
NON-CURRENT LIABILITIES:
Operating lease liabilities - Non-current	35,327	180,046
Convertible promissory notes	3,050,008	3,050,000
Total non-current liabilities	3,085,335	3,230,046
Total liabilities	3,684,438	3,899,248
SHAREHOLDERS’ EQUITY:
Common shares ($0.08 par value; 625,000,000 shares authorized; 99,587,811 shares issued and outstanding at June 30, 2026, and December 31, 2025)	7,967,024	7,967,024
Additional paid-in capital	130,728,219	130,728,219
Accumulated deficit	(125,571,521)	(123,994,872)
Accumulated other comprehensive loss	(160,985)	(181,214)
Total shareholders’ equity	12,962,737	14,519,157
Total liabilities and shareholders’ equity	$ 16,647,175	$ 18,418,405